Shareholder Report, Holdings (Details) - C000234954	Jul. 31, 2025
912797PW1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	52.50%
842587DJ3 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
008911BK4 | Air Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
808513BK0 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
654740BS7 | Nissan Motor Acceptance Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
37045XDB9 | General Motors Financial Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
15189TBH9 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
88167AAE1 | Teva Pharmaceutical Finance Netherlands III BV
Holdings [Line Items]
Percent of Net Asset Value	1.20%
345397B77 | Ford Motor Credit Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
05684BAB3 | Bain Capital Specialty Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Industrials008911BK4
Holdings [Line Items]
Percent of Total Investments	33.50%
Index OptionSPX C6200_20251020_L_IB
Holdings [Line Items]
Percent of Total Investments	2.30%
U.S. Treasury Obligations912797PW1
Holdings [Line Items]
Percent of Total Investments	64.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.50%